FAIR VALUE MEASUREMENTS - Additional Information (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
FAIR VALUE MEASUREMENTS
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	¥ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	¥ 0